Preference shares (Schedule of Preference Share Composition) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	May 31, 2011	Dec. 31, 2014
Temporary Equity [Line Items]
Preference share, shares authorized	87,566,604
Series A Preference Shares [Member] | March 2010 [Member]
Temporary Equity [Line Items]
Issuance price per share		$ 0.37
Redemption price per share		$ 0.18
Preference share, shares authorized		27,028,572
Preference share, shares issued		27,028,572
Preference share, shares outstanding		27,028,572
Carrying amount		$ 9,866
Series A-1 Preference Shares [Member] | March 2010 [Member]
Temporary Equity [Line Items]
Issuance price per share		$ 0.53
Redemption price per share		$ 0.53
Preference share, shares authorized		19,047,620
Preference share, shares issued		19,047,620
Preference share, shares outstanding		19,047,620
Carrying amount		13,293
Series B Preference Shares [Member] | December 2010 [Member]
Temporary Equity [Line Items]
Issuance price per share		$ 1.79
Redemption price per share		$ 1.79
Preference share, shares authorized		26,247,412
Preference share, shares issued		25,210,084
Preference share, shares outstanding		25,210,084
Carrying amount		56,910
Series B Preference Shares [Member] | March 2011 [Member]
Temporary Equity [Line Items]
Issuance price per share		$ 2.03
Redemption price per share		$ 2.03
Preference share, shares authorized		26,247,412
Preference share, shares issued		1,037,328
Preference share, shares outstanding		1,037,328
Carrying amount		2,430
Series B-1 Preference Shares [Member] | August and September 2011 [Member]
Temporary Equity [Line Items]
Issuance price per share		$ 3.608
Redemption price per share		$ 3.608
Preference share, shares authorized		15,243,000
Preference share, shares issued		15,242,995
Preference share, shares outstanding		15,242,995
Carrying amount		$ 66,152